Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Balance Sheets [Abstract]
Accumulated depreciation	$ 196,353	$ 13,157
Net of discount of convertible notes payable	$ 1,445,342	$ 26,755
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	44,411,591	24,762,360
Common stock, outstanding	44,411,591	24,762,360